Shareholders' Equity - Stock-based payments - Assumptions Options (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) shares Y	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) shares Y	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Mar. 07, 2018 shares
Share-Based Compensation Expenses
Aggregate number of common shares | shares							9,700,876
Risk-free interest rate		2.71%		3.08%
Expected dividend yield		0.94%		1.20%
Expected price volatility of the Company's common shares		26.10%		26.40%
Expected life of the option | Y		4		4
Forfeiture rate		0.00%		0.00%
Weighted average life		3 years 3 months 10 days
Stock options outstanding, beginning of year (in shares) | shares		632,380		669,201
Granted (in shares) | shares		16,345		45,396
Exercised (in shares) | shares		(110,917)		(71,864)
Forfeited (in shares) | shares		(2,000)		(10,353)
Stock options outstanding, end of the year (in shares) | shares		535,808		632,380
Exercisable stock options, end of the year (in shares) | shares					446,565	524,919
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	$ 121.36		$ 111.76
Granted (in dollars per share) | $ / shares	225.87		167.57
Exercised (in dollars per share) | $ / shares	97.44		52.67
Forfeited (in dollars per share) | $ / shares	168.43		180.58
Stock options outstanding, end of year (in dollars per share) | $ / shares	129.32		121.36
Exercisable stock options, end of the year (in dollars per share) | $ / shares	118.7		110.82
Stock options
Share-Based Compensation Expenses
Term of options		10 years		10 years
Maximum percentage of common shares issued to single insider participant under compensation plan within one year					5.00%
Vesting period		5 years		5 years
Weighted average fair value per stock option | $					$ 0.6	$ 1.7
Weighted average fair value per stock option (in dollars per share) | $ / shares	$ 51.1		$ 38.06
Expenses related to stock options | $		$ 1.0		$ 1.1
Capitalized to royalty, stream and working interest, net | $		$ 0.1		$ 0.2
Total unrecognized non-cash stock-based compensation expense | $					$ 1.3	$ 2.6
Weighted average life		2 years 4 months 24 days		2 years 6 months
Stock options | Maximum
Share-Based Compensation Expenses
Term of options		10 years